CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
- Product sales to third parties	$ 79,946	$ 16,670,051	$ 0
- Product sales to a related party	0	2,919,696	0
- Agent fee from third parties	99,811	0	0
- Agent fee from related parties	0	0	20,270
Total revenue	179,757	19,589,747	20,270
Cost of revenue
- Product sales to third parties	99,274	14,405,854	0
- Product sales to a related party	0	2,794,596	0
Total cost of revenue	99,274	17,200,450	0
Gross profit	80,483	2,389,297	20,270
Operating expenses
Selling and marketing expenses	104,730	1,121,950	0
General and administrative expenses	722,291	260,715	37,667
Total operating expenses	827,021	1,382,665	37,667
(Loss) income from operations	(746,538)	1,006,632	(17,397)
Other income
Interest income on bank deposit	878	478	73
Total other income, net	878	478	73
(Loss) income before income tax	(745,660)	1,007,110	(17,324)
Income tax expense (benefit)	0	257,549	(4,331)
Net (Loss) income	(745,660)	749,561	(12,993)
Other comprehensive loss
Foreign currency translation gain (loss)	65,254	(80,262)	(46,602)
Comprehensive (Loss) income	$ (680,406)	$ 669,299	$ (59,595)
Basic and diluted (loss) earnings per share	$ (0.056)	$ 0.056	$ (0.001)
Weighted average number of shares outstanding	13,333,334	13,333,334	13,333,334